As filed with the Securities and Exchange Commission on September 10, 2003


                                             1940 Act Registration No. 811-07695


                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM N-14

           REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933 [X]


       / / Pre-Effective Amendment No. /X/ Post-Effective Amendment No. 1


                           HENNESSY MUTUAL FUNDS, INC.
                          ----------------------------
               (Exact Name of Registrant as Specified in Charter)

        The Courtyard Square 750 Grant Avenue Suite 100 Novato, CA 94945
        ----------------------------------------------------------------
               (Address of Principal Executive Offices) (Zip Code)

                                 (800) 966-4354
                    (Registrant's Telephone Number, Including
                                   Area Code)

                                Richard L. Teigen
                                 Foley & Lardner
                            777 East Wisconsin Avenue
                           Milwaukee, Wisconsin 53202
                     (Name and Address of Agent for Service)

                        Copies of all communications to:

                                Neil J. Hennessy
                             Hennessy Advisors, Inc.
                              The Courtyard Square
                                750 Grant Avenue
                                    Suite 100
                                Novato, CA 94945

                                Rodney A. DeWalt
                         U.S. Bancorp Fund Services, LLC
                             615 E. Michigan Street
                           Milwaukee, Wisconsin 53202

No filing fee is due because an indefinite number of shares has been deemed to be registered in reliance on Section 24(f) under the Investment Company Act of 1940, as amended.

Incorporating by reference the following documents filed on August 11, 2003:

o        Part A Prospectus
o        Part B Statement of Additional Information






                    -----------------------------------------

                           HENNESSY MUTUAL FUNDS, INC.
                                Other Information


                               September 10, 2003

                    -----------------------------------------

Item 15.  Indemnification

Pursuant to the authority of the Maryland General Corporation Law,  particularly
Section 2-418 thereof, Registrant's Board of Directors has adopted the following bylaw, which is in full force and effect and has not been modified or cancelled:

                                    Article V

                                 INDEMNIFICATION

Each officer and director of the Corporation shall be indemnified by the Corporation to the full extent permitted under the General Laws of the State of Maryland, except that such indemnity shall not protect any such person against any liability to the Corporation or any stockholder thereof to which such person would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office. Absent a court determination that an officer or director seeking indemnification was not liable on the merits or guilty of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office, the decision by the Corporation to indemnify such person must be based upon the reasonable determination of independent legal counsel or the vote of a majority of a quorum of the directors who are either "interested persons," as defined in Section 2(a)(19) of the Investment Company Act, nor parties to the proceeding ("non-party independent directors"), after review of the facts, that such officer or director is not guilty of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office.

Each officer and director of the Corporation claiming indemnification within the scope of this Article V shall be entitled to advances from the Corporation for payment of the reasonable expenses incurred by him in connection with proceedings to which he is a party in the manner and to the full extent permitted under the General Laws of the State of Maryland without a preliminary determination as to his ultimate entitlement to indemnification (except as set forth below); provided, however, that the person seeking indemnification shall provide to the Corporation a written affirmation of his good faith belief that the standard of conduct necessary for indemnification by the Corporation has been met and a written undertaking to repay any such advance, if it should ultimately be determined that the standard of conduct has not been met, and provided further that at least one of the following additional conditions is met: (a) the person seeking indemnification shall provide a security in form and amount acceptable to the Corporation for his undertaking; (b) the Corporation is insured against losses arising by reason of the advance; (c) a majority of a quorum of non-party independent directors, or independent legal counsel in a written opinion, shall determine, based on a review of facts readily available to the Corporation at the time the advance is proposed to be made, that there is reason to believe that the person seeking indemnification will ultimately be found to be entitled to indemnification.

The Corporation may purchase insurance on behalf of an officer or director protecting such person to the full extent permitted under the General Laws of the State of Maryland, from liability arising from his activities as officer or director of the Corporation. The Corporation, however, may not purchase insurance on behalf of any officer or director of the Corporation that protects or purports to protect such person from liability to the Corporation or to its stockholders to which such officer or director would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office.

The Corporation may indemnify, make advances or purchase insurance to the extent provided in this Article V on behalf of an employee or agent who is not an officer or director of the Corporation. Insofar as indemnification for and with respect to liabilities arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of Registrant pursuant to the foregoing provisions or otherwise, Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by Registrant of expenses incurred or paid by a director, officer or controlling person or Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question of whether such indemnification is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.


ITEM 16. EXHIBITS.

1.   Registrant's Articles of Incorporation as supplemented(1)

     (a)  Amendment to Articles of Incorporation (4)

2.   Registrant's Bylaws, as amended(1)

3.   Not Applicable

4.   Form of Agreement and Plan of Reorganization(4)

5.   Not Applicable

6. (a) Management Agreement with Hennessy Advisors, Inc. (formerly known as Edward J. Hennessy, Incorporated) (1)

     (b) Amendment to Management Agreement with Hennessy Advisors, Inc. with respect to the Focus 30 Fund(4)

7. (a) Distribution Agreement with Hennessy Advisors, Inc. (formerly known as Edward J. Hennessy, Incorporated) and Quasar Distributors, LLC(2)

     (b) Amendment to Distribution Agreement with Hennessy Advisors and Quasar Distributors, LLC with respect to the Focus 30 Fund(4)

8.   Not Applicable

9. Custodian Agreement with Firstar Trust Company (predecessor to U.S. Bank, N.A.)(1)

10.  Not Applicable


11. Opinion of Foley & Lardner regarding legality of issuance of shares and other matters(6)

12.  Opinion of Foley & Lardner on tax matters(6)


13. (a) Form of Fund Administration Servicing Agreement with Firstar Mutual Fund Services, LLC (now known as U.S. Bancorp Fund Services, LLC) (1)

     (b) Form of Transfer Agent Servicing Agreement with Firstar Trust Company (predecessor to Firstar Mutual Fund Services, LLC) (now known as U.S. Bancorp Fund Services, LLC)(1)

     (c)  Fund  Accounting   Servicing  Agreement  with  Firstar  Trust  Company
     (predecessor to Firstar Mutual Fund Services, LLC) (now known as U.S. Bancorp Fund Services, LLC)(1)

     (d) Servicing Agreement between Registrant and Hennessy Advisors, Inc.(2)


14.  Independent Auditor's Consent(5)


15.  Not Applicable

16.  Power of Attorney(3)


17.  (a) Form of Proxy Ballot(5)

(b) Prospectus for the Hennessy Focus 30 Fund, series of Hennessy Mutual Funds, Inc. dated July 22, 2003(7)

(c) Statement of Additional Information for the Hennessy 30 Fund, a series of Hennessy Mutual Funds, Inc., dated July 22, 2003(7)

(d) Prospectus for SYM Select Growth Fund, a series of Advisor's Series Trust dated April 30, 2003(8)

(e) Statement of Additional Information for SYM Select Growth Fund, a series of Advisor's Series Trust dated April 30, 2003(8)


--------------------
(1) Previously filed as an exhibit to Post-Effective Amendment No. 7 to the Registration Statement and incorporated by reference thereto.
     Post-Effective Amendment No. 7 was filed on January 31, 2001 and its accession number is 0000897069-01-000057.
(2) Previously filed as an exhibit to Post-Effective Amendment No. 9 to the Registration Statement and incorporated by reference thereto.
     Post-Effective Amendment No. 9 was filed on January 30, 2003 and its accession number is 0000897069-03-000120
(3) Previously filed as an exhibit to Post-Effective Amendment No. 10 to the Registration Statement and incorporated by reference thereto. Post-Effective Amendment No. 10 was filed on April 22, 2003 and its accession number is 0000894189-03-000528
(4) Previously filed as an exhibit to Registration Statement on Form N-14 (File No. 333-106771 on July 2, 2003.
(5) Previously filed as exhibit to Post Effective Amendment No. 15 on (File No. 333-07595 August 11, 2003).
(6)  Filed herewith.
(7) Filed as Post Effective Amendment No. 13 to the Registration Statement (File No. 333-07595) is incorporated by reference thereto Post Effective Amendment No. 13 was filed on July 22, 2003.
(8) Filed as Post Effective Amendment No. 119 to the Registration Statement for the Advisor Series Trust (File No 333-17391) and incorporated by reference thereto was filed post effective on April 24, 2003.


ITEM 17. UNDERTAKINGS.

     (1) The undersigned Registrant agrees that prior to any public reoffering of the securities registered through the use of a prospectus which is a part of this Registration Statement by any person or party who is deemed to be an underwriter within the meaning of Rule 145(c) of the Securities Act, the reoffering prospectus will contain the information called for by the applicable registration form for reofferings by persons who may be deemed underwriters, in addition to the information called for by the other items of the applicable form.

     (2) The undersigned Registrant agrees that every prospectus that is filed under paragraph (1) above will be filed as part of an amendment to the Registration Statement and will not be used until the amendment is effective, and that, in determining any liability under the 1933 Act, each post-effective amendment shall be deemed to be a new registration statement for the securities offered therein, and the offering of the securities at that time shall be deemed to be the initial bona fide offering of them.

     (3) Pursuant to the requirements of Form N-14, the undersigned Registrant undertakes to file an opinion of counsel supporting the tax matters and consequences to shareholders discussed in the prospectus that is part of the Registration Statement within a reasonable time after receipt of such opinion.


                                   SIGNATURES


     As required by the Securities Act of 1933, this registration statement has been signed on behalf of the Registrant, in the City of Novato and State of California, on August 11, 2003.


                                                     HENNESSY MUTUAL FUNDS, INC.

                                                     /s/ Neil J. Hennessy*
                                                     ---------------------
                                                     Neil J. Hennessy
                                    President


     As required by the Securities Act of 1933, this registration statement has been signed by the following persons in the capacities and on the dates indicated.

Name                                Title
----                                -----

/s/  Neil J. Hennessy               President and Treasurer (Principal
----------------------
Neil J. Hennessy                    Executive, Financial and Accounting Officer)
                                    and a Director
/s/  Robert T. Doyle *              Director
----------------------
Robert T. Doyle
/s/  J. Dennis DeSousa *            Director
------------------------
J. Dennis DeSousa
/s/  Harry F. Thomas *              Director
----------------------
Harry F. Thomas

*  By /s/ Neil J. Hennessy
      ---------------------
      Neil J. Hennessy
      Attorney-in-Fact pursuant to Power
      of Attorney




                                  EXHIBIT INDEX

Exhibit No.                                                              Exhibit



11 Opinion of Foley & Lardner regarding legality of issuance of shares and other matters
12   Opinion of Foley & Lardner on tax matters